Commitments and Contingencies - Future Minimum Charter Hire Receipts (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Year ended December 31,
2015	$ 145,344
2016	89,437
2017	85,710
2018	70,943
2019	68,967
Thereafter	282,513
Total	$ 742,914